RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4. RELATED PARTY TRANSACTIONS

Loan Receivable – Related Party

On June 12, 2025, the Company entered into an agreement (the “Assignment Agreement”) with Cádiz CF for the assignment of a participative loan agreement (the “Participative Loan”) to the Company. The Participative Loan was previously held between Cádiz CF and Sportech. Pursuant to the Assignment Agreement, the Company became the new lender and Sportech remained as the borrower.

The Participative Loan is denominated in Euros (€) and had an outstanding principal balance of €6.8 million at the time of assignment, which was approximately $7.9 million USD based on the exchange rate on the assignment date. The Participative Loan is due on February 23, 2027 and carries a fixed interest rate of 3% per annum, plus a variable interest rate equivalent to 1.5% of the EBITDA of the previously completed fiscal year of the borrower. Interest earned on the Participative Loan is payable upon maturity.

The Company acquired the Participative Loan through a non-monetary exchange, which was accounted for at fair value in accordance with ASC 845 and ASC 820. The fair value of the Participative Loan was determined to be $8,711,035, which equals the aggregate fair value of the consideration transferred. The difference between the fair value of the Participative Loan and its outstanding principal balance was recognized as a premium of $787,675. The premium is being amortized over the term of the Participative Loan.

In exchange for the Participative Loan, the Company issued 750,000 shares of Class A Common Stock and agreed to a deferred cash payment of $1,000,000, due within 24 months. The shares of Class A Common Stock had a fair value of $7,884,589. The deferred payment was initially recorded at its present value of $826,446 using the effective interest method. The deferred payment is being accreted monthly and is presented as deferred liability – related party on the accompanying condensed balance sheet. During the three months ended September 30, 2025 the Company repaid $207,604 of the deferred payment.

For the three and nine months ended September 30, 2025, the Company recorded $21,873 and $26,152 of accretion expense, respectively, as a result of the deferred payment. The accretion expense is presented as a component of interest expense – related party in the accompanying condensed statement of operations.

The total fair value of the consideration transferred was $8,711,035, which equaled the fair value of the Participative Loan received.

Because the Participative Loan is denominated in Euros, its carrying value is remeasured at each reporting period using the applicable exchange rate. For the three and nine months ended September 30, 2025, the Company recognized a gain on foreign currency remeasurement of $6,900 and $60,727, respectively. The gain on foreign currency remeasurement of the Participative Loan is presented in gain on foreign currency transactions, net in the accompanying condensed statement of operations.

The Company recognized interest income – related party of $60,351 and $72,146 during the three and nine months ended September 30, 2025, respectively, related to the fixed interest rate on the Participative Loan in the accompanying condensed statement of operations. Additionally, the Company recognized expenses relating to the amortization of the loan receivable premium - related party in the amount of $139,194 during the nine months ended September 30, 2025 in the accompanying condensed statement of operations.

Stockholder Loan

On September 1, 2023, the Company entered into a line of credit (the “stockholder loan”) with its majority stockholder Sport City Cádiz, S.L. (the “Stockholder” or “Sport City” or “Sportech”). The aggregate outstanding borrowings under the agreement, as amended, with the Stockholder will not exceed $1,000,000 and will maintain an interest rate of 4.19%. There were no upfront fees or commitment fees paid by the Company in connection with the line of credit agreement. Individual draws and repayments are planned to be transacted in U.S. Dollars (“USD”).

During the nine months ended September 30, 2025, the Company drew and repaid $0 and $488,664 on the stockholder loan, respectively. During the nine months ended September 30, 2024, the Company drew and repaid $139,000 and $0 on the stockholder loan, respectively. During the third quarter of 2025, the Company repaid this loan and accrued interest in full. The stockholder loan is carried at cost until repayment and has a maturity date of December 31, 2029. The Company incurred $8,819 and $3,365 of interest expense during the nine months ended September 30, 2025 and 2024, respectively, in connection with interest due on the stockholder loan. The total amount of interest due is $0 and $7,897 as of September 30, 2025 and December 31, 2024, respectively.

Exclusive License Agreements

Pursuant to the HPT Agreement, Cádiz CF has planned and developed the HPT program which provides the opportunity for youth fútbol players to become immersed in La Liga First Division fútbol club where they receive access to training methods and coaching. Cádiz CF declares to be the holder of the know-how and practical knowledge necessary for the standardized development of the HPT program. Through the licensing agreement, Cádiz CF grants the Company the right to use the HPT know-how as described in Note 2. During the three and nine months ended September 30, 2025 Company generated revenue of $93,772 and $414,854, respectively, related to the programs held under the HPT Agreement. During the three and nine months ended September 30, 2025, the Company incurred expenses of $49,360 and $258,324, respectively, related to the programs held under the HPT Agreement.

Prior to the Mágico González Agreement, Cádiz CF exclusively owned and had the right to manage the brand rights derived from the nickname by which the former fútbol player Mr. González Barillas is internationally known, “Mágico González,” and also owns the Spanish trademark, “Mágico González.” Pursuant to the Mágico González Agreement, the Company is granted the right to use the trademark exclusively for the following products and services: sports and non-sports clothing, sports equipment, nonalcoholic beverages, stationery products, merchandising products, household items, exploitation of bars and restaurants, sports events, cultural and musical events, and for commercial, advertising, and any other activities related to the Company’s business worldwide except in Spain. The initial term of the Mágico González Agreement is twenty years from the effective date of the contract. The Company did not generate any revenue or incur any expenses related to the Mágico González Agreement through September 30, 2025.

Contribution Capital Received in Advance for Stock Payable

In November 2024, the Company entered into a binding capital contribution agreement with Sportech, as amended in June 2025, pursuant to which Sportech has agreed to provide up to $10 million to fund the business and operations of the Company in 2025, 2026, and 2027, with $2 million payable in 2025, $6 million payable in three tranches in 2026, and $2 million payable in one tranche in 2027, in each case conditioned on the then-current listing of the Company on a U.S. national stock exchange.

On each funding date, in consideration for the cash contribution on such funding date, the Company will issue to Sportech a number of shares of Common Stock, calculated based on the current trading price of our Common Stock, pursuant to the applicable rules of the exchange. During the nine months ended September 30, 2025, the Company received $1,341,421 in capital contributions related to the $2 million tranche scheduled for 2025. As of September 30, 2025, no shares had been issued in connection with this contribution. The Company recorded the capital contributions in contributed capital received in advance for stock payable – related party on the accompanying condensed balance sheet. Subsequent to the balance sheet date, Sportech completed the funding of the first $2 million, and on November 20, 2025, the Company issued 260,433 shares of Common Stock to Sportech in respect of the contributed capital received.

Stadium Agreement

The Company entered into the Stadium Agreement with Cádiz CF whereby Cádiz CF granted the Company with temporary, non-exclusive rights to use the Nuevo Mirandilla Stadium and organize events to be held at the Stadium. The Stadium Agreement has a duration of ten years and may be extended for additional periods upon agreement of the parties. Refer to Note 2. for information related to the recognition of revenue earned pursuant to the Stadium Agreement.

Deposit Paid to Related Party

On November 10, 2025, Sportech entered into an urban development agreement (the “Development Agreement”) with the Honorable City Council of El Puerto de Santa María (the “City”), pursuant to which, upon the terms and conditions set forth in the Development Agreement, the City has agreed to enable the urban development of a plot of land located at Puerto de Santa María, Spain (the “Property”), through its inclusion within a New Urban Development Transformation Area, in accordance with Article 31 of the LISTA Act and Article 50 of its implementing Regulation. The Company is not a party to the Development Agreement. The Property is the intended site for the Company’s Sportech City real estate development project.

As of September 30, 2025, the Company has paid deposits amounting to $1,524,620, representing payments made to Sportech. On November 17, 2025, the Company entered into a land lease agreement and purchase option with Sportech, pursuant to which Sportech has agreed to lease the Company a property, for an initial term of three years from the date of the lease agreement, which may be extended for an additional two year period by mutual agreement between the Company and Sportech (See Note 9). The Company intends to apply these advanced funds to the aforementioned lease agreement.

NOTE 4. RELATED PARTY TRANSACTIONS

Stockholder Loan

On September 1, 2023, the Company entered into a line of credit with its majority stockholder Sport City Cádiz, S.L. (the “Stockholder” or “Sport City” or “Sportech”). The aggregate outstanding borrowings under the agreement, as amended, with the Stockholder will not exceed $1,000,000 and will maintain an interest rate of 4.19%. There were no upfront fees or commitment fees paid by the Company in connection with the line of credit agreement. Individual draws and repayments are planned to be transacted in U.S. Dollars (“USD”).

During the period from August 8, 2023 (inception) through December 31, 2023, the Company drew $35,195 on the line of credit. During the year ended December 31, 2024, the Company drew an additional $453,469 on the line of credit. The outstanding balance is included within the stockholder loan line item on the accompanying balance sheets. The stockholder loan is carried at cost until repayment and has a maturity date of December 31, 2029. The Company incurred $7,630 and $267 of interest expense during the year ended December 31, 2024 and the period from August 8, 2023 (inception) through December 31, 2023, respectively, in connection with interest due on its outstanding borrowings, for a total amount due of $7,897 and $267 as of December 31, 2024 and 2023, respectively.

Exclusive License Agreements

Pursuant to the HPT Agreement, Cádiz CF has planned and developed the HPT program which provides the opportunity for youth fútbol players to become immersed in La Liga First Division fútbol club where they receive access to training methods and coaching. Cádiz CF declares to be the holder of the know-how and practical knowledge necessary for the standardized development of the HPT program. Through the licensing agreement, Cádiz CF grants the Company the right to use the HPT know-how as described in “Note 2. Summary of Significant Accounting Policies.” The Company began generating revenue and incurring expenses related to the HPT Agreement in December, 2024.

Prior to the Mágico González Agreement, Cádiz CF exclusively owned and had the right to manage the brand rights derived from the nickname by which the former fútbol player Mr. González Barillas is internationally known, “Mágico González,” and also owns the Spanish trademark, “Mágico González.” Pursuant to the Mágico González Agreement, the Company is granted the right to use the trademark exclusively for the following products and services: sports and non-sports clothing, sports equipment, nonalcoholic beverages, stationery products, merchandising products, household items, exploitation of bars and restaurants, sports events, cultural and musical events, and for commercial, advertising, and any other activities related to the Company’s business worldwide except in Spain. The initial term of the Mágico González Agreement is twenty years from the effective date of the contract. The Company did not generate any revenue or incur any expenses related to the Mágico González Agreement through December 31, 2024.

Contribution Agreement

In November 2024, the Company entered into a binding capital contribution agreement with Sportech, as amended in June 2025, pursuant to which Sportech has agreed to provide up to $10 million to fund the business and operations of the Company in 2025, 2026, and 2027, with $2 million payable in one tranche in 2025, $6 million payable in three tranches in 2026, and $2 million payable in one tranche in 2027 (each a “Funding Date”), in each case conditioned on the then-current listing of the Company on a U.S. national stock exchange. On each Funding Date, in consideration for the cash contribution on such Funding Date, the Company will issue to Sportech a number of shares of Common Stock, calculated based on the current trading price of our Common Stock, pursuant to the applicable rules of the exchange.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS

Stadium Agreement

The Company entered into the Stadium Agreement with Cádiz CF whereby Cádiz CF granted the Company with temporary, non-exclusive rights to use the Nuevo Mirandilla Stadium and organize events to be held at the Stadium. The Stadium Agreement has a duration of ten years and may be extended for additional periods upon agreement of the parties. Refer to “Note 2. Summary of Significant Accounting Policies” for information related to the recognition of revenue earned pursuant to the Stadium Agreement.